Share capital (Detail Textuals)					1 Months Ended						3 Months Ended			6 Months Ended
	Jun. 14, 2019 CAD ($) shares	Jun. 12, 2019 CAD ($) shares	Apr. 02, 2019 CAD ($) Consultants $ / shares shares	Mar. 02, 2019 CAD ($) Investors $ / shares shares	Mar. 27, 2019 CAD ($) shares	Feb. 28, 2019 CAD ($) Investors $ / shares shares	Feb. 25, 2019 USD ($) Investors $ / shares shares	Feb. 20, 2019 USD ($) Investors $ / shares shares	Feb. 15, 2019 CAD ($) Investors $ / shares shares	Feb. 14, 2019 CAD ($) Consultants $ / shares shares	Jun. 30, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2019 CAD ($) $ / shares shares	Jun. 30, 2018 CAD ($) shares	Jun. 17, 2019 shares	May 15, 2019 Consultants shares	Mar. 14, 2019 Consultants shares	Jan. 31, 2019 shares	Jan. 24, 2019 Consultants shares	Jan. 15, 2019 Consultants shares	Dec. 31, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares issued											36,959,810			36,959,810								32,332,343
Number of shares outstanding											36,959,810			36,959,810								32,332,343
Number of common shares to settle debt for legal services																			29,950
Share issue related cost | $											$ (10,425)
Fair value of shares issued pursuant to exercise of warrants | $											145,153	$ 4,657,266
Stock-based compensation expense | $											551,035		$ 1,094,181	$ 2,551,027	$ 1,884,415
Net and comprehensive loss | $											$ (3,281,362)		$ 2,616,215	$ 17,348,503	$ 5,020,189
Weighted average number of common shares outstanding											36,909,154		24,590,906	34,987,274	24,571,944
Number of warrants exercisable														212,500
Proceed from employee stock options exercise | $											$ 35,008			$ 35,008
Consultants
Disclosure of classes of share capital [line items]
Number of stock issued to consultant			13,010							3,010						3,010	25,010	10,000		18,060	32,000
Number of consultant | Consultants			1							1							2	1		1	3
CEO
Disclosure of classes of share capital [line items]
Warrants exercise price per share (in dollars per share) | $ / shares										$ 0.80
Number of stock issued for exercise of warrants										25,000
Fair value of shares issued pursuant to exercise of warrants | $										$ 20,000
Investor
Disclosure of classes of share capital [line items]
Warrants exercise price per share (in dollars per share) | (per share)				$ 0.80		$ 2.00	$ 4.25	$ 4.25	$ 0.80
Number of stock issued for exercise of warrants			70,023	62,500		62,500	75,800	570,500	225,000
Fair value of shares issued pursuant to exercise of warrants			$ 145,153	$ 50,000		$ 125,000	$ 322,150	$ 2,424,625	$ 180,000
Number of investor | Investors				1		1	2	3	1
Investor | Bottom of range
Disclosure of classes of share capital [line items]
Warrants exercise price per share (in dollars per share) | $ / shares			$ 0.80
Investor | Top of range
Disclosure of classes of share capital [line items]
Warrants exercise price per share (in dollars per share) | $ / shares			$ 4.00
Investor
Disclosure of classes of share capital [line items]
Warrants exercise price per share (in dollars per share) | $ / shares						$ 2.00
Number of stock issued for exercise of warrants						25,000
Fair value of shares issued pursuant to exercise of warrants | $						$ 50,000
Number of investor | Investors						1
Employee stock options exercise
Disclosure of classes of share capital [line items]
Proceed from employee stock options exercise | $	$ 17,504	$ 17,504
Employee stock options exercise price per share (in dollars per share) | $	$ 0.80	$ 0.80
Number of stock options exercise (in shares)	21,880	21,880
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance														30,000,000
Stock options exercisable period														7 years
Weighted average share price, share options granted | $ / shares														$ 3.46
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding											36,959,810	36,804,997	25,060,133	36,959,810	25,060,133							32,332,343	24,559,728	23,794,106
Shares issued for cash, net of derivative liability, shares					3,333,334
Proceeds from issuance of common stock | $					$ 16,085,772
Number of common stock issued for services					93,020
Fair value of common shares for services | $					$ 201,077
Share issue related cost | $					$ 1,360,551						$ (10,425)
Fair value of shares issued pursuant to exercise of warrants | $											$ 145,153	$ 4,657,266